CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Jun. 30, 2026 ₪ / shares	Jun. 30, 2026 USD ($) shares	Dec. 31, 2025 ₪ / shares	Dec. 31, 2025 USD ($) shares
Statement of Financial Position [Abstract]
Trade receivables, allowance for credit losses | $		$ 1,363		$ 1,251
Ordinary shares, par value per share | ₪ / shares	₪ 0.2		₪ 0.2
Ordinary shares, shares authorized		90,000,000		90,000,000
Common Stock, Shares, Issued		77,029,657		73,831,318
Ordinary shares, shares outstanding		77,029,657		73,831,318